SUBSEQUENT EVENTS (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2021	Jul. 06, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Debt Securities, Held-to-maturity			$ 0	$ 0
Specific allowance for lease payment receivables for COVID-19			$ 101,862,247
Subsequent event
Repayment of loan being highly uncertain, loan amount | ¥		¥ 580
Subsequent event | Forecast
Decrease in revenue (as a percent)	25.00%